Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share Attributable To Mylan Inc.) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Net earnings attributable to Mylan Inc. before preferred dividends									$ 640,850	$ 536,810	$ 345,115
Preferred dividends									0	0	121,535
Net earnings attributable to Mylan Inc. common shareholders	$ 161,964	$ 211,257	$ 138,550	$ 129,079	$ 129,491	$ 156,698	$ 146,446	$ 104,175	$ 640,850	$ 536,810	$ 223,580
Weighted average common shares outstanding									415,210	430,839	324,453
Basic earnings per common share attributable to Mylan Inc. common shareholders	$ 0.40	$ 0.52	$ 0.33	$ 0.30	$ 0.30	$ 0.37	$ 0.34	$ 0.24	$ 1.54	$ 1.25	$ 0.69
Weighted average number diluted shares outstanding adjustment, stock-based awards and warrants									5,026	7,946	4,526
Total dilutive shares outstanding									420,236	438,785	328,979
Diluted earnings per common share attributable to Mylan Inc.	$ 0.39	$ 0.51	$ 0.33	$ 0.30	$ 0.30	$ 0.36	$ 0.33	$ 0.23	$ 1.52	$ 1.22	$ 0.68